QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 3,449,559	$ 3,135,381	$ 2,768,984	$ 2,517,955	$ 2,916,219	$ 2,547,986	$ 2,125,232	$ 2,594,684	$ 11,871,879	$ 10,184,121	$ 11,324,970
Net margin	441,579	424,222	412,758	371,107	399,966	420,262	401,888	421,686	1,649,666	1,643,802	1,579,725
Income from continuing operations	166,986	157,824	153,777	110,503	157,783	178,091	153,708	188,166	589,090	677,748	644,909
Income from discontinued operations and gain on sale, net of tax	17,077	(10,126)	(74,282)	55,202	38,091	(13,102)	(4,503)	45,296	(12,129)	52,265	114,835
Net income	184,063	147,698	79,495	165,705	195,875	164,988	149,205	233,462	576,961	743,530	759,744
Net income attributable to ONEOK	$ 90,737	$ 62,356	$ 919	$ 112,521	$ 111,542	$ 65,219	$ 60,993	$ 122,865	$ 266,533	$ 360,619	$ 360,594
Earnings per share total
Basic (in dollars per share)	$ 0.44	$ 0.30	$ 0.00	$ 0.55	$ 0.55	$ 0.32	$ 0.29	$ 0.59	$ 1.35	$ 1.43	$ 1.17
Diluted (in dollars per share)	$ 0.43	$ 0.30	$ 0.00	$ 0.54	$ 0.53	$ 0.31	$ 0.29	$ 0.58	$ 1.33	$ 1.40	$ 1.15